NOTE 6 - GOODWILL AND INDEFINITE LIVED INTANGIBLE ASSETS (Tables)	12 Months Ended
Dec. 29, 2012
Schedule of Intangible Assets and Goodwill [Table Text Block]	The Company’s indefinite lived assets are as follows:
Aerospace segment:
Goodwill	$3,566
Trademarks and trade name	578